Equity (Deficit) - Summary of Certificate of Contribution "A" (Detail) - Contributions A - MXN ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of equity [line items]
Certificates of Contribution, Beginning Balance	$ 1,352,716,466	$ 1,196,207,416
Increase in certificates of contribution	94,538,938	156,509,050
Certificates of Contribution, Ending Balance	$ 1,447,255,404	$ 1,352,716,466